Property and equipment, net, detail (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Movement in Property, Plant and Equipment [Roll Forward]
Property and Equipment, Beginning Balance	$ 28,269
Additions in property and equipment	436
Property and Equipment, Ending Balance	28,705
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated Depreciation, Property and Equipment, Beginning Balance	(5,427)
Depreciation for the year	(247)
Accumulated Depreciation, Property and Equipment, Ending Balance	(5,674)
Property, Plant and Equipment, Net, by Type [Abstract]
Property And Equipment Net, Beginning Balance	22,842
Additions in property and equipment	436
Depreciation for the year	(247)
Property And Equipment Net, Ending Balance	$ 23,031